Note 24 - Taxes	12 Months Ended
Aug. 31, 2018
Statement Line Items [Line Items]
Disclosure of income tax [text block]
24.	Taxes

The Company’s provision for income taxes differs from the amount computed by applying the combined federal and provincial income tax rates to income (loss) before income taxes as a result of the following:

	2018	2017
Combined basic Canadian federal and provincial statutory income tax rates including surtaxes	26.50%	26.50%

Statutory income tax rates applied to accounting income	$(1,828,000)	$(3,387,000)

Increase (decrease) in provision for income taxes:
Foreign tax rates different from statutory rate	(57,000)	(152,000)
Permanent differences and other items	583,000	2,010,000
Benefit of tax losses not recognized	1,302,000	1,529,000
Provision for income taxes	$—	$—

The enacted tax rates in Canada of
26.50%
(
26.25%
-
2017
) and Tanzania of
30%
(
2017
-
30%
) where the Company operates are applied in the tax provision calculation. The combined Canadian federal and provincial statutory rate has increased from the prior period due to a scheduled enacted rate increase.

The following table reflects the Company’s deferred income tax assets (liabilities):

The tax effects of significant temporary differences which would comprise deferred income tax assets and liabilities at
August
31,
2018
and
2017
are as follows:

Deferred Income Tax Liabilities	Mineral properties	Debt issuance cost	Total

At August 31, 2016	$(10,314,000)	$(72,000)	$(10,386,000)
Charged to the consolidated statement of comprehensive loss	(508,000)	(54,000)	(562,000)
At August 31, 2017	$(10,822,000)	$(126,000)	$(10,948,000)
Charged to the consolidated statement of comprehensive loss	(293,000)	(128,000)	(421,000)
At August 31, 2018	$(11,115,000)	$(254,000)	$(11,369,000)

Deferred Income Tax Assets	Non-capital losses	Non-capital losses	Total

At August 31, 2016	$10,314,000	$72,000	$10,386,000
Charged to the consolidated statement of comprehensive loss	508,000	54,000	562,000
At August 31, 2017	$10,822,000	$126,000	$10,948,000
Charged to the consolidated statement of comprehensive loss	293,000	128,000	421,000
At August 31, 2018	$11,115,000	$254,000	$11,369,000

Net deferred tax assets (liabilities)	$—	$—	$—

The following temporary differences have
not
been recognized in the Company’s consolidated financial statements:

	August 31, 2018	August 31, 2017

Non capital losses	$44,742,000	$38,767,000
Property, plant and equipment	207,000	207,000
Capital losses	127,000	127,000
	$45,076,000	$39,101,000

At
August
31,
2018,
the Company has Tanzanian non-capital losses of
$17,544,000
(
2017
-
$15,480,000
), that have
not
been recognized and
may
be carried forward and applied against Tanzania taxable income of future years. The non-capital loss may
be carried forward without limitation.

At
August
31,
2018,
the Company has non-capital losses of
$27,198,000
(
2017
-
$23,766,000
), that have
not
been recognized and
may
be carried forward and applied against Canadian taxable income of future years. The non-capital losses have expiry dates as follows:

2026	$1,711,000
2027	1,388,000
2028	1,333,000
2029	1,587,000
2030	1,427,000
2031	2,378,000
2032	2,496,000
2033	2,352,000
2034	2,195,000
2035	1,983,000
2036	2,050,000
2037	2,866,000
2038	3,432,000
$27,198,000

At
August
31,
2018,
$nil
(
2017
-
$nil
) was recognized as a deferred tax liability for taxes that would be payable as the Company’s subsidiaries have a deficit.